Segmented Information (Details) - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cultivation Segment [Member]
Segmented Information (Details) - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	$ 1,736,369	$ 2,517,904
Elimination of inter segment revenue
Total revenue	1,736,369	2,517,904
Total profit or loss for reportable segments	(29,566,625)	7,396,294
Total loss on discontinued operations		(3,422,225)
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(29,566,625)	3,974,069
Total assets for reportable segments	7,421,320	37,392,401
Elimination of inter segment assets
Segments’ assets	7,421,320	37,392,401
Total liabilities for reportable segments	16,163,821	16,032,790
Elimination of inter segment liabilities	(10,214,029)	(9,071,547)
Entity's liabilities	5,949,792	6,961,243
Distribution Segment [Member]
Segmented Information (Details) - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	423,683	101,778
Elimination of inter segment revenue
Total revenue	423,683	101,778
Total profit or loss for reportable segments	(355,688)	(8,089,036)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(355,688)	(8,089,036)
Total assets for reportable segments	19,962,714	19,950,376
Elimination of inter segment assets	(19,131,000)	(19,131,000)
Segments’ assets	831,714	819,376
Total liabilities for reportable segments	31,223,085	29,335,641
Elimination of inter segment liabilities	(29,908,380)	(28,188,661)
Entity's liabilities	1,314,705	1,146,980
Corporate Segment [Member]
Segmented Information (Details) - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(2,352,757)	(7,542,707)
Total loss on discontinued operations
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(2,352,757)	(7,542,707)
Total assets for reportable segments	13,716,171	13,914,212
Elimination of inter segment assets	(13,129,212)	(13,129,212)
Segments’ assets	586,959	785,000
Total liabilities for reportable segments	(25,505,597)	(26,121,029)
Elimination of inter segment liabilities	30,909,985	30,109,422
Entity's liabilities	5,404,388	3,988,393
Reportable segments [member]
Segmented Information (Details) - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	2,160,052	2,619,682
Elimination of inter segment revenue
Total revenue	2,160,052	2,619,682
Total profit or loss for reportable segments	(32,275,070)	(8,235,449)
Total loss on discontinued operations		(3,422,225)
Elimination of inter segment profit or loss
Income (Loss) before income tax expense	(32,275,070)	(11,657,674)
Total assets for reportable segments	41,100,205	71,256,989
Elimination of inter segment assets	(32,260,212)	(32,260,212)
Segments’ assets	8,839,993	38,996,777
Total liabilities for reportable segments	21,881,309	19,247,402
Elimination of inter segment liabilities	(9,212,424)	(7,150,786)
Entity's liabilities	$ 12,668,885	$ 12,096,616